OPERATING SEGMENTS - Schedule of Disclosure on Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 28, 2018	Jul. 29, 2018	Apr. 29, 2018	Jan. 28, 2018	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Total sales:
Total net sales	$ 573,634	$ 548,525	$ 457,069	$ 421,349	$ 488,726	$ 469,385	$ 420,464	$ 391,703	$ 2,000,577	$ 1,770,278	$ 1,684,928
Long-lived assets:
Total long-lived assets	512,060				512,434				512,060	512,434	543,252
United States of America
Total sales:
Total net sales									1,874,129	1,666,645	1,589,479
Long-lived assets:
Total long-lived assets	494,425				493,203				494,425	493,203	523,134
Canada
Total sales:
Total net sales									99,306	73,090	61,781
Long-lived assets:
Total long-lived assets	7,041				8,180				7,041	8,180	9,247
China
Total sales:
Total net sales									4	8,923	6,733
Long-lived assets:
Total long-lived assets	0				448				0	448	170
Mexico
Total sales:
Total net sales									2,460	4,910	4,060
Long-lived assets:
Total long-lived assets	$ 10,594				$ 10,603				10,594	10,603	10,701
All other
Total sales:
Total net sales									$ 24,678	$ 16,710	$ 22,875